Basis for the Preparation of Financial Statements and Applicable Accounting Standards - Summary of Total Assets, Liabilities and Net Shareholders Equity (Detail) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		$ 6,718,211,111	$ 6,508,793,934
Liabilities		4,674,186,061	4,913,674,060
Equity attributable to the owners of the Bank		2,043,559,163	1,594,856,139
Equity attributable to non-controlling interests		465,887	263,735
Banco Macro SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		5,850,672,381	6,407,372,878
Liabilities		3,807,113,218	4,812,516,739
Equity attributable to the owners of the Bank		2,043,559,163	1,594,856,139
Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		96,913,028	50,000,623
Liabilities		69,534,634	34,556,345
Equity attributable to the owners of the Bank		27,378,394	15,444,278
Macro Securities SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	[1]	172,108,267	105,632,053
Liabilities	[1]	114,694,224	72,940,995
Equity attributable to the owners of the Bank	[1]	57,414,043	31,113,783
Macro Fiducia SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		650,856	615,622
Liabilities		47,660	15,338
Equity attributable to the owners of the Bank		603,196	600,284
Argenpay SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		15,211,804	7,893,951
Liabilities		8,272,716	4,976,502
Equity attributable to the owners of the Bank		6,939,088	2,917,449
Fintech SGR [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		16,775,841	16,539,693
Liabilities		16,154,667	16,188,045
Equity attributable to the owners of the Bank		155,287	351,648
Equity attributable to non-controlling interests		465,887	263,735
Macro Agro SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		24,091,214
Liabilities		23,317,522
Equity attributable to the owners of the Bank		773,692
Banco BMA SAU [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		879,489,639
Liabilities		667,129,219
Equity attributable to the owners of the Bank		212,360,420
Eliminations [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		(337,701,919)	(79,260,886)
Liabilities		(32,077,799)	(27,519,904)
Equity attributable to the owners of the Bank		$ (305,624,120)	$ (50,427,442)

[1]	Includes the balance amounts of its subsidiary Macro Fondos SGFCISA.